Fees Summary	Nov. 12, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,070,000
Previously Paid Amount	0.00
Total Fee Amount	316.92
Total Offset Amount	0.00
Net Fee	316.92
Narrative - Max Aggregate Offering Price	$ 2,070,000
Final Prospectus	true